Issued capital and reserves - Shares Issued and Fully Paid (Details) € in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 USD ($) shares		Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 USD ($) shares		Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Ordinary shares (in shares)	95,587,146	95,587,146	94,732,539		94,732,539	80,024,707		80,024,707	75,030,078
Ordinary shares	$ 2,403	€ 1,912	$ 2,384	[1]	€ 1,895	$ 2,031	[1],[2]	€ 1,597

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.